PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Share Unit Plans Outstanding (Details) $ / shares in Units, $ in Millions								12 Months Ended			66 Months Ended
	Dec. 31, 2021 shares	Dec. 16, 2021 shares beneficiary $ / shares	May 07, 2021 shares beneficiary $ / shares	Dec. 14, 2020 shares beneficiary $ / shares	Dec. 16, 2019 shares beneficiary $ / shares	Dec. 20, 2018 shares beneficiary $ / shares	Jun. 30, 2016 shares beneficiary $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)											7,280,811
Number of shares outstanding (in shares)	6,400,761							6,400,761			6,400,761
Number of shares forfeited (in shares)	576,972
Number of shares exited (in shares)	303,078
Compensation expense | $								$ 0	$ 0	$ 0
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares											$ 14.89
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares											$ 32.66
Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)								1,079,250	1,391,284	0
Fair value price per granted share (USD per share) | $ / shares								$ 32.62	$ 21.15	$ 0
Number of shares outstanding (in shares)	2,094,950							2,094,950	1,391,284	0	2,094,950	0
Number of shares forfeited (in shares)								59,885	0	0
Number of shares exited (in shares)								315,699	0	0
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)								684,543	862,672	2,018,176
Fair value price per granted share (USD per share) | $ / shares								$ 28.12	$ 19.47	$ 17.96
Number of shares outstanding (in shares)	4,305,811							4,305,811	7,150,167	7,472,056	4,305,811	9,370,460
Number of shares forfeited (in shares)								2,915,514	526,420	1,239,569
Number of shares exited (in shares)								613,385	658,141	2,677,011
Compensation expense | $								$ 35	$ 30	$ 0
Grant date December 16, 2021, Maturity due December 2024 | Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		729,250
Number of beneficiaries | beneficiary		658
Fair value price per granted share (USD per share) | $ / shares		$ 32.66
Number of shares outstanding (in shares)	729,250							729,250			729,250
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 16, 2021, Maturity Due January 2025 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		575,400
Number of beneficiaries | beneficiary		244
Fair value price per granted share (USD per share) | $ / shares		$ 28.29
Number of shares outstanding (in shares)	575,400							575,400			575,400
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 16, 2021, Maturity Due January 2025 | Executive office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		109,143
Number of beneficiaries | beneficiary		2
Fair value price per granted share (USD per share) | $ / shares		$ 27.20
Number of shares outstanding (in shares)	109,143							109,143			109,143
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant Date May 7, 2021, Maturity Due May 2023 | Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			350,000
Number of beneficiaries | beneficiary			189
Fair value price per granted share (USD per share) | $ / shares			$ 32.55
Number of shares outstanding (in shares)	336,500							336,500			336,500
Number of shares forfeited (in shares)	12,194
Number of shares exited (in shares)	1,306
Grant date December 14, 2020, Maturity due December 2023 | Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				1,074,600
Number of beneficiaries | beneficiary				656
Fair value price per granted share (USD per share) | $ / shares				$ 21.15
Number of shares outstanding (in shares)	1,029,200							1,029,200			1,029,200
Number of shares forfeited (in shares)	41,628
Number of shares exited (in shares)	3,772
Grant date December 14, 2020, Maturity due January 1, 2024 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				714,250
Number of beneficiaries | beneficiary				235
Fair value price per granted share (USD per share) | $ / shares				$ 19.74
Number of shares outstanding (in shares)	687,250							687,250			687,250
Number of shares forfeited (in shares)	27,000
Number of shares exited (in shares)	0
Grant date December 14, 2020, Maturity due January 1, 2024 | Executive office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				148,422
Number of beneficiaries | beneficiary				2
Fair value price per granted share (USD per share) | $ / shares				$ 18.19
Number of shares outstanding (in shares)	148,422							148,422			148,422
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 16, 2019, Maturity due January 1, 2023 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					1,760,350
Number of beneficiaries | beneficiary					517
Fair value price per granted share (USD per share) | $ / shares					$ 18.57
Number of shares outstanding (in shares)	1,381,750							1,381,750			1,381,750
Number of shares forfeited (in shares)	202,850
Number of shares exited (in shares)	175,750
Grant date December 16, 2019, Maturity due January 1, 2023 | Executive office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					172,517
Number of beneficiaries | beneficiary					2
Fair value price per granted share (USD per share) | $ / shares					$ 14.89
Number of shares outstanding (in shares)	172,517							172,517			172,517
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 20, 2018, Maturity due January 1, 2022 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)						1,358,750
Number of beneficiaries | beneficiary						524
Fair value price per granted share (USD per share) | $ / shares						$ 21.31
Number of shares outstanding (in shares)	943,200							943,200			943,200
Number of shares forfeited (in shares)	293,300
Number of shares exited (in shares)	122,250
Grant date December 20, 2018, Maturity due January 1, 2022 | Executive office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)						134,861
Number of beneficiaries | beneficiary						2
Fair value price per granted share (USD per share) | $ / shares						$ 16.58
Number of shares outstanding (in shares)	134,861							134,861			134,861
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date June 30, 2016, Maturity due January 1, 2022 | Executive office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)							153,268
Number of beneficiaries | beneficiary							2
Fair value price per granted share (USD per share) | $ / shares							$ 16.62
Number of shares outstanding (in shares)	153,268							153,268			153,268
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0